SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Jan. 30, 2016
Stockholders' Equity Note [Abstract]
Net Income Per Share Table
The following table sets forth the calculation of basic and diluted net income per share:

	Year Ended
	January 30,	January 31,	February 1,
(in millions, except per share data)	2016	2015	2014
Basic net income per share:
Net income	$282.4	$599.2	$596.7
Weighted average number of shares outstanding	222.5	206.0	218.1
Basic net income per share	$1.27	$2.91	$2.74
Diluted net income per share:
Net income	$282.4	$599.2	$596.7
Weighted average number of shares outstanding	222.5	206.0	218.1
Dilutive effect of stock options and
restricted stock (as determined by
applying the treasury stock method)	1.0	1.0	1.0
Weighted average number of shares and
dilutive potential shares outstanding	223.5	207.0	219.1
Diluted net income per share	$1.26	$2.90	$2.72